Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per Share	Earnings per Share
Basic earnings per share is calculated by dividing the profit attributable to owners of the Parent by the weighted average number of common shares outstanding each year.
(1)Basic earnings per share

	2023		2022		2021
	(In millions of Korean won, except per share data)
Profit attributable to owners of the Parent	₩	132,019	₩	83,162	₩	65,947
Weighted average outstanding shares of common shares	6,948,900		6,948,900		6,948,900
Basic earnings per share	₩	18,999	₩	11,968	₩	9,490
(2)Diluted earnings per share
As of and for the years ended December 31, 2023, 2022 and 2021, the Group does not have dilutive potential ordinary shares outstanding. Accordingly, the diluted earnings per share for the years ended December 31, 2023, 2022 and 2021 are the same as the basic earnings per share.